Income and Expenses - Additional Information (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income And Expenses [Line Items]
Government grant income	SFr 900	SFr 900	SFr 1,000
General and administrative expenses	17,487	11,064	4,624
Currency exchange gain (loss)	SFr (4,664)	SFr 49	SFr (193)
Weighted average tax	12.70%	13.90%	13.60%
Unused tax losses for which no deferred tax asset recognised	SFr 170,443	SFr 88,938
Deferred tax assets	44	24
Deferred tax liabilities	SFr 0	SFr 0
Bottom of Range
Income And Expenses [Line Items]
Applicable tax rate	8.30%	8.30%	8.30%
Top of Range
Income And Expenses [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%